TAXES RECOVERABLE (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Vat Recoverable	$ 2,767	$ 3,231
Gst Recoverable	14	20
Income Taxes Recoverable	3,721	3,329
Total Taxes Recoverable	$ 6,502	$ 6,580